Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory

	December 31
	2017	2016
	$ in thousands
Components:
For manufacturing of systems	71,017	52,246
For service of systems	44,534	37,545

	115,551	89,791
Work in process	25,539	14,914
Finished products	41,062	27,730

Total	182,152	132,435